Revenue	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
REVENUE
NOTE 25. REVENUE

Years ended December 31,	2023	2022
Energy Infrastructure 1	$777,702	$381,087
After-Market Services	652,198	443,660
Engineered Systems	1,732,195	953,051
Total revenue	$3,162,095	$1,777,798
1
During the year ended December 31, 2023, the Company recognized $274 million of revenue related to operating leases in its LATAM and EH segments (December 31, 2022 – $111 million). Additionally, the Company recognized $169 million of revenue related to its NAM Contract Compression fleet (December 31, 2022 – $127 million).
Revenue by geographic location, which is attributed by destination of sale, was as follows:

Years ended December 31,	2023	2022
United States of America	$1,347,408	$890,899
Canada	350,490	261,865
Nigeria	232,481	18,420
Oman	221,538	119,906
Argentina	220,608	80,524
Iraq	193,789	25,917
Bahrain	127,009	85,540
Brazil	102,164	45,367
Australia	85,515	65,618
Mexico	84,400	64,325
Thailand	40,037	11,523
Colombia	28,977	21,278
Other	127,679	86,616
Total revenue	$3,162,095	$1,777,798
The following table outlines the Company’s unsatisfied performance obligations, by product line, as at December 31, 2023:

	Less than one year	One to two years	Greater than two years	Total
Energy Infrastructure	$537,622	$474,220	$1,236,395	$2,248,237
After-Market Services	90,047	50,023	138,850	278,920
Engineered Systems	1,277,348	201,384	20,312	1,499,044
	$1,905,017	$725,627	$1,395,557	$4,026,201